Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Central Index Key	0001104631
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	Apr 30, 2013

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Real Assets Fund

Supplement dated May 16, 2013 to the
Prospectus dated April 30, 2013

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and is in addition to any existing supplement to the Fund’s Prospectus.

Currently, Prudential Investments LLC (PI), which serves as the investment manager of the Fund, has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund's average daily net assets.

Effective as of May 16, 2013, PI has agreed to enhance this limitation on Fund operating expenses by limiting net annual Fund operating expenses of each class of shares to 0.95% of the Fund’s average daily net assets.

To reflect the change in the expense cap, the table entitled “Annual Fund Operating Expenses” and accompanying footnotes are deleted in their entirety and the following new table and footnotes are substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management Fees	0.60%	0.60%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None
+ Other Expenses (a)	0.56%	0.56%	0.56%	0.56%
+ Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%	0.37%
= Total Annual Fund Operating Expenses	1.83%	2.53%	2.53%	1.53%
- Fee Waiver or Expense Reimbursement(a)	(0.63)%	(0.58)%	(0.58)%	(0.58)%
= Net Annual Fund Operating Expenses	1.20%	1.95%	1.95%	0.95%

(a) Includes management fees of .60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.13% of the average daily net assets of the Fund).

° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.

° The manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 0.95% of the Fund’s average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor, the manager and the Fund's Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

To further reflect the change in the expense cap, the “Example” table is deleted in its entirety and the following new table is substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$666	$1,036	$1,430	$2,531	$666	$1,036	$1,430	$2,531
Class B	$698	$1,032	$1,393	$2,569	$198	$732	$1,293	$2,569
Class C	$298	$732	$1,293	$2,822	$198	$732	$1,293	$2,822
Class Z	$97	$426	$779	$1,774	$97	$426	$779	$1,774

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	pip031_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Real Assets Fund

Supplement dated May 16, 2013 to the
Prospectus dated April 30, 2013

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and is in addition to any existing supplement to the Fund’s Prospectus.

Currently, Prudential Investments LLC (PI), which serves as the investment manager of the Fund, has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund's average daily net assets.

Effective as of May 16, 2013, PI has agreed to enhance this limitation on Fund operating expenses by limiting net annual Fund operating expenses of each class of shares to 0.95% of the Fund’s average daily net assets.

To reflect the change in the expense cap, the table entitled “Annual Fund Operating Expenses” and accompanying footnotes are deleted in their entirety and the following new table and footnotes are substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management Fees	0.60%	0.60%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None
+ Other Expenses (a)	0.56%	0.56%	0.56%	0.56%
+ Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%	0.37%
= Total Annual Fund Operating Expenses	1.83%	2.53%	2.53%	1.53%
- Fee Waiver or Expense Reimbursement(a)	(0.63)%	(0.58)%	(0.58)%	(0.58)%
= Net Annual Fund Operating Expenses	1.20%	1.95%	1.95%	0.95%

(a) Includes management fees of .60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.13% of the average daily net assets of the Fund).

° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.

° The manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 0.95% of the Fund’s average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor, the manager and the Fund's Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

To further reflect the change in the expense cap, the “Example” table is deleted in its entirety and the following new table is substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$666	$1,036	$1,430	$2,531	$666	$1,036	$1,430	$2,531
Class B	$698	$1,032	$1,393	$2,569	$198	$732	$1,293	$2,569
Class C	$298	$732	$1,293	$2,822	$198	$732	$1,293	$2,822
Class Z	$97	$426	$779	$1,774	$97	$426	$779	$1,774

Prudential Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip031_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Real Assets Fund

Supplement dated May 16, 2013 to the
Prospectus dated April 30, 2013

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and is in addition to any existing supplement to the Fund’s Prospectus.

Currently, Prudential Investments LLC (PI), which serves as the investment manager of the Fund, has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund's average daily net assets.

Effective as of May 16, 2013, PI has agreed to enhance this limitation on Fund operating expenses by limiting net annual Fund operating expenses of each class of shares to 0.95% of the Fund’s average daily net assets.

To reflect the change in the expense cap, the table entitled “Annual Fund Operating Expenses” and accompanying footnotes are deleted in their entirety and the following new table and footnotes are substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management Fees	0.60%	0.60%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None
+ Other Expenses (a)	0.56%	0.56%	0.56%	0.56%
+ Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%	0.37%
= Total Annual Fund Operating Expenses	1.83%	2.53%	2.53%	1.53%
- Fee Waiver or Expense Reimbursement(a)	(0.63)%	(0.58)%	(0.58)%	(0.58)%
= Net Annual Fund Operating Expenses	1.20%	1.95%	1.95%	0.95%

(a) Includes management fees of .60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.13% of the average daily net assets of the Fund).

° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.

° The manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 0.95% of the Fund’s average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor, the manager and the Fund's Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

To further reflect the change in the expense cap, the “Example” table is deleted in its entirety and the following new table is substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$666	$1,036	$1,430	$2,531	$666	$1,036	$1,430	$2,531
Class B	$698	$1,032	$1,393	$2,569	$198	$732	$1,293	$2,569
Class C	$298	$732	$1,293	$2,822	$198	$732	$1,293	$2,822
Class Z	$97	$426	$779	$1,774	$97	$426	$779	$1,774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	° The distributor of the Fund has contractually agreed until June 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.
		° The manager of the Fund has contractually agreed through June 30, 2014 to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 0.95% of the Fund’s average daily net assets. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor, the manager and the Fund's Board of Trustees. Separately, the manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Real Assets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	1,036
5 Years	rr_ExpenseExampleYear05	1,430
10 Years	rr_ExpenseExampleYear10	2,531
1 Year	rr_ExpenseExampleNoRedemptionYear01	666
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,036
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,531
Prudential Real Assets Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[1]
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,393
10 Years	rr_ExpenseExampleYear10	2,569
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	732
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,569
Prudential Real Assets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[1]
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	732
5 Years	rr_ExpenseExampleYear05	1,293
10 Years	rr_ExpenseExampleYear10	2,822
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	732
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,822
Prudential Real Assets Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.56%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[1]
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	426
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,774
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	426
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,774

[1]	Includes management fees of .60% of the average daily net assets of Prudential Real Assets Subsidiary, Ltd., the Fund's wholly-owned Cayman Islands subsidiary (the Cayman Subsidiary) (.13% of the average daily net assets of the Fund).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	May 16, 2013